Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 234,643	$ 189,228	$ 141,532
Foreign	44,558	59,326	57,956
Income before income taxes	$ 279,201	$ 248,554	$ 199,488